Note 24 (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions Breakdown By Concepts [Table Text Block]
The breakdown of the balance under this heading in the consolidated balance sheets, based on type of provisions, is as follows:

Provisions. Breakdown by concepts (Millions of Euros)
	Notes	2022	2021	2020
Provisions for pensions and similar obligations (1)	25	2,632	3,576	4,272
Other long term employee benefits (2)	25	466	632	49
Provisions for taxes and other legal contingencies	7.1	685	623	612
Provisions for contingent risks and commitments		770	691	728
Other provisions (3)		380	366	479
Total		4,933	5,889	6,141
(1) The variation is mainly due to the lower valuation of defined benefit commitments after the interest rate hike in Spain and benefit payments.
(2) The variation is mainly explained by the collective layoff procedure that was carried out at Banco Bilbao Vizcaya Argentaria, S.A. in 2021.
(3) Individually non-significant provisions, for various concepts and corresponding to different geographical areas.

Provisions for pensions and similar obligations changes over the year [Table Text Block]
The change in provisions for pensions and similar obligations for the years ended December 31, 2022, 2021 and 2020 is as follows:

Provisions for pensions, other post-employment obligations for defined benefit plans, and other long term employee benefits. Changes over the year (Millions of Euros)
	Notes	2022	2021	2020
Balance at the beginning		3,576	4,272	4,631
Charges to income for the year		26	141	298
Interest expense and similar charges		75	37	44
Personnel expense	44.1	43	49	49
Provision expense		(92)	56	205
Charges (credits) to equity (1)	25	(433)	(206)	191
Transfers and other changes (2)		23	(21)	(71)
Benefit payments	25	(492)	(608)	(654)
Employer contributions	25	(67)	(4)	(124)
Balance at the end		2,632	3,576	4,272
(1) Correspond to actuarial losses (gains) arising from certain post-employment defined-benefit commitments for pensions recognized in “Equity” (see Note 2.2.11).
(2) In 2020, it includes the amount of the USA Sale (see Notes 3 and 21).

Provisions for taxes, legal contingencies and other provisions changes over the year [Table Text Block]

Provisions for taxes, legal contingencies and other provisions. Changes over the year (Millions of Euros)
	2022	2021	2020
Balance at beginning	990	1,091	1,134
Additions (1)	417	1,175	555
Acquisition of subsidiaries	—	—	—
Unused amounts reversed during the year	(130)	(227)	(215)
Amount used and other variations (1)	(211)	(1,050)	(383)
Balance at the end	1,065	990	1,091
(1) In 2021, it includes the initial recognition of the estimated cost of the collective layoff procedure that was carried out at Banco Bilbao Vizcaya Argentaria, S.A., and the subsequent reclassification from "Other provisions" to "Other long term employee benefits" for the remaining amount at the time of the reclassification.